Earnings (loss) per share: - Schedule of Information on Earnings (Loss) Per Share (Parenthetical) (Details)				12 Months Ended
		Feb. 08, 2024	Jan. 29, 2024	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [line items]
Share split		3	3
Weighted average shares	[1]			109,203,573
Class A Shares
Earnings per share [line items]
Share split				3	3
Weighted average shares	[2]				12,000,000	12,000,000
Total dilutive effect of all instruments on weighted average number of ordinary shares					4,000,000	4,000,000

[1]	For the year ended December 31, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the years ended on December 31, 2023 and 2022, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.